Supplemental Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Supplemental disclosures:
Interest paid	$ 6,660	$ 31,817	$ 0
Non-cash investing and financing activities:
Common shares issued for settlement of amounts due to related parties and accounts payable	1,349,937	19,688	0
Common shares of MedMelior issued for settlement of amounts due to related parties	0	284,000	0
Brokers' warrants granted as issue costs for convertible debentures	0	14,606	0
Common shares and share purchase warrants issued for conversion of debentures and accrued interest	619,691	702,180	0
Brokers' warrants granted as share issue costs	$ 0	$ 0	$ 45,371